Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Biotechnology Portfolio

May 31, 2019

BIO-QTLY-0719
1.802156.115

Schedule of Investments May 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
Biotechnology - 88.7%
Biotechnology - 88.7%
AbbVie, Inc.	6,390,217	$490,193,546
Abeona Therapeutics, Inc. (a)	75,173	408,941
AC Immune SA (a)(b)	163,432	826,966
ACADIA Pharmaceuticals, Inc. (a)	2,882,880	69,160,291
Acceleron Pharma, Inc. (a)	1,900,241	75,800,613
Acorda Therapeutics, Inc. (a)	2,235,418	20,767,033
Agios Pharmaceuticals, Inc. (a)(b)	782,733	36,138,783
Aimmune Therapeutics, Inc. (a)(b)	471,543	9,228,097
Akebia Therapeutics, Inc. (a)	152,268	677,593
Albireo Pharma, Inc. (a)	420,100	13,821,290
Alder Biopharmaceuticals, Inc. (a)	546,248	5,910,403
Aldeyra Therapeutics, Inc. (a)(c)	1,715,733	11,958,659
Alector, Inc. (b)	674,436	11,404,713
Alexion Pharmaceuticals, Inc. (a)	2,453,962	278,966,400
Alkermes PLC (a)	447,174	9,632,128
Allakos, Inc. (a)(b)	802,972	31,476,502
Allena Pharmaceuticals, Inc. (a)(c)	29,840	119,062
Allena Pharmaceuticals, Inc. (c)(d)	1,447,443	5,775,298
Allogene Therapeutics, Inc. (b)	131,766	3,456,222
Alnylam Pharmaceuticals, Inc. (a)	1,485,678	100,312,979
Amarin Corp. PLC ADR (a)(b)	701,531	12,438,145
Amgen, Inc.	2,277,122	379,596,237
Amicus Therapeutics, Inc. (a)	1,902,881	21,445,469
AnaptysBio, Inc. (a)	465,116	33,865,096
Anchiano Therapeutics Ltd. ADR	30,900	157,281
Apellis Pharmaceuticals, Inc. (a)	363,134	7,295,362
Applied Therapeutics, Inc. (a)(b)	586,130	5,796,826
Arena Pharmaceuticals, Inc. (a)	1,002,973	53,167,599
Argenx SE ADR (a)	892,486	110,338,044
Array BioPharma, Inc. (a)	4,462,510	117,899,514
Arrowhead Pharmaceuticals, Inc. (a)(b)	1,254,722	29,749,459
Ascendis Pharma A/S sponsored ADR (a)	649,309	80,942,860
Assembly Biosciences, Inc. (a)	167,133	2,346,547
Atara Biotherapeutics, Inc. (a)	965,943	21,453,594
aTyr Pharma, Inc.	970,388	419,208
Audentes Therapeutics, Inc. (a)	279,014	9,798,972
Axcella Health, Inc.	100,000	1,427,000
Axcella Health, Inc.	891,570	11,450,434
Bellicum Pharmaceuticals, Inc. (a)	443,558	913,729
BioCryst Pharmaceuticals, Inc. (a)	3,280,341	11,481,194
Biogen, Inc. (a)	755,944	165,770,960
Biohaven Pharmaceutical Holding Co. Ltd. (a)	339,090	19,145,021
BioMarin Pharmaceutical, Inc. (a)	777,971	63,980,335
bluebird bio, Inc. (a)(b)	437,819	52,503,254
Blueprint Medicines Corp. (a)	1,475,211	112,116,036
Cara Therapeutics, Inc. (a)(b)	575,786	11,838,160
ChemoCentryx, Inc. (a)	1,092,532	12,323,761
Chimerix, Inc. (a)	1,849,867	6,289,548
Clovis Oncology, Inc. (a)(b)	499,970	7,389,557
Coherus BioSciences, Inc. (a)(b)	244,587	4,622,694
Constellation Pharmaceuticals, Inc. (b)	76,800	662,016
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	952,867	6,679,598
Cortexyme, Inc. (b)	117,647	3,019,998
Corvus Pharmaceuticals, Inc. (a)	607,556	2,290,486
Crinetics Pharmaceuticals, Inc. (a)	990,700	26,035,596
CRISPR Therapeutics AG (a)(b)	45,336	1,612,602
Cytokinetics, Inc. (a)	586,090	6,077,753
CytomX Therapeutics, Inc. (a)	86,181	832,508
CytomX Therapeutics, Inc. (a)(d)	287,485	2,777,105
Denali Therapeutics, Inc. (a)(b)	467,552	8,916,217
Dicerna Pharmaceuticals, Inc. (a)	713,348	8,831,248
Dynavax Technologies Corp. (a)(b)	645,798	3,112,746
Eagle Pharmaceuticals, Inc. (a)	117,708	5,980,743
Editas Medicine, Inc. (a)(b)	81,318	1,671,085
Eidos Therapeutics, Inc. (b)	79,144	2,470,084
Emergent BioSolutions, Inc. (a)	285,350	11,391,172
Enanta Pharmaceuticals, Inc. (a)	161,267	14,589,825
Epizyme, Inc. (a)	2,837,946	38,993,378
Equillium, Inc. (b)	619,843	3,997,987
Esperion Therapeutics, Inc. (a)(b)	268,384	12,775,078
Evelo Biosciences, Inc. (b)	64,500	482,460
Exact Sciences Corp. (a)	981,100	101,671,393
Exelixis, Inc. (a)	1,203,040	23,567,554
Fate Therapeutics, Inc. (a)	1,323,187	25,511,045
FibroGen, Inc. (a)	1,359,619	49,272,593
Five Prime Therapeutics, Inc. (a)	330,600	2,777,040
Forty Seven, Inc. (b)	162,800	1,841,268
Galapagos Genomics NV sponsored ADR (a)	561,734	63,835,452
Genmab A/S (a)	147,983	25,402,859
Genomic Health, Inc. (a)	311,339	16,267,463
Geron Corp. (a)(b)(c)	15,536,850	22,528,433
Gilead Sciences, Inc.	7,122,928	443,402,268
Global Blood Therapeutics, Inc. (a)	1,148,043	69,778,054
Gossamer Bio, Inc.	95,714	1,752,523
Gritstone Oncology, Inc.	1,248,800	11,626,328
Halozyme Therapeutics, Inc. (a)	2,479,707	36,575,678
Heron Therapeutics, Inc. (a)(b)	2,518,445	42,889,118
Homology Medicines, Inc. (a)	136,867	2,770,188
Immunomedics, Inc. (a)(b)	4,365,283	57,054,249
Incyte Corp. (a)	1,183,685	93,073,152
Insmed, Inc. (a)	1,085,945	26,290,728
Intellia Therapeutics, Inc. (a)(b)	66,132	917,912
Intercept Pharmaceuticals, Inc. (a)(b)	746,925	61,860,329
Ionis Pharmaceuticals, Inc. (a)	2,524,877	165,631,931
Iovance Biotherapeutics, Inc. (a)	853,888	13,961,069
Ironwood Pharmaceuticals, Inc. Class A (a)	3,443,420	37,636,581
Jounce Therapeutics, Inc. (a)	737,774	3,283,094
Kaleido Biosciences, Inc. (a)(b)	66,633	1,044,805
Kalvista Pharmaceuticals, Inc. (a)	151,196	3,212,915
Karyopharm Therapeutics, Inc. (a)(b)	1,102,000	6,215,280
Kezar Life Sciences, Inc.	820,472	7,769,870
Krystal Biotech, Inc. (a)(c)	819,996	25,764,274
Kura Oncology, Inc. (a)	1,326,710	21,214,093
La Jolla Pharmaceutical Co. (a)(b)(c)	1,361,589	7,338,965
Leap Therapeutics, Inc. (a)(b)	840,724	1,219,050
Lexicon Pharmaceuticals, Inc. (a)(b)	952,504	5,124,472
Ligand Pharmaceuticals, Inc. Class B (a)	91,898	9,868,007
Macrogenics, Inc. (a)	685,031	12,563,469
Madrigal Pharmaceuticals, Inc. (a)(b)	34,241	3,163,868
MannKind Corp. (a)(b)	1,402,861	1,627,319
MediciNova, Inc. (a)(b)	96,484	957,121
Minerva Neurosciences, Inc. (a)(c)	2,218,614	11,558,979
Miragen Therapeutics, Inc. (a)(b)(c)	2,888,656	6,846,115
Mirati Therapeutics, Inc. (a)(b)	735,201	49,839,276
Moderna, Inc. (b)	1,400	29,092
Moderna, Inc.	2,189,172	45,036,084
Momenta Pharmaceuticals, Inc. (a)	1,315,656	15,301,079
Morphosys AG (a)	141,175	13,634,345
Morphosys AG sponsored ADR (a)	1,114,727	26,764,595
Natera, Inc. (a)	798,331	18,281,780
Neon Therapeutics, Inc.	407,398	1,988,102
Neurocrine Biosciences, Inc. (a)	1,749,051	148,284,544
Oragenics, Inc. (a)	155,806	72,481
Pharming Group NV (a)(b)	19,512,456	16,300,799
Portola Pharmaceuticals, Inc. (a)(b)	477,303	13,311,981
Principia Biopharma, Inc.	725,627	21,231,846
ProQR Therapeutics BV (a)(b)	908,886	11,024,787
Protagonist Therapeutics, Inc. (a)	608,963	6,126,168
Prothena Corp. PLC (a)	769,935	7,175,794
PTC Therapeutics, Inc. (a)	2,242,247	89,914,105
Puma Biotechnology, Inc. (a)	298,968	4,421,737
Ra Pharmaceuticals, Inc. (a)	466,834	10,097,619
Radius Health, Inc. (a)(b)	794,921	16,526,408
Regeneron Pharmaceuticals, Inc. (a)	214,365	64,678,208
REGENXBIO, Inc. (a)	459,408	19,763,732
Repligen Corp. (a)	342,486	23,792,502
Replimune Group, Inc. (a)	428,010	5,786,695
Retrophin, Inc. (a)	1,153,799	21,379,895
Rigel Pharmaceuticals, Inc. (a)	904,339	1,926,242
Rocket Pharmaceuticals, Inc. (a)(b)	1,464,787	23,919,972
Rubius Therapeutics, Inc.	58,900	851,694
Sage Therapeutics, Inc. (a)	844,793	145,194,573
Sangamo Therapeutics, Inc. (a)	2,744,621	24,015,434
Sarepta Therapeutics, Inc. (a)	1,120,005	127,512,569
Scholar Rock Holding Corp. (c)	1,506,547	27,630,072
Seattle Genetics, Inc. (a)	615,990	40,082,469
Selecta Biosciences, Inc. (a)(b)	512,660	1,020,193
Seres Therapeutics, Inc. (a)(b)	1,633,975	5,571,855
Sienna Biopharmaceuticals, Inc. (a)	265,714	310,885
Solid Biosciences, Inc. (a)(b)	317,997	1,758,523
Spectrum Pharmaceuticals, Inc. (a)	2,061,703	15,174,134
Stemline Therapeutics, Inc. (a)	737,698	9,685,975
Surface Oncology, Inc. (a)	44,796	163,505
Synthorx, Inc. (b)	350,362	5,027,695
Syros Pharmaceuticals, Inc. (a)	704,361	4,155,730
Syros Pharmaceuticals, Inc. (a)(d)	303,621	1,791,364
Syros Pharmaceuticals, Inc. warrants 10/10/22 (a)(e)	21,625	32,438
TG Therapeutics, Inc. (a)(b)	2,027,037	12,709,522
Translate Bio, Inc. (b)	508,351	5,327,518
Translate Bio, Inc. (d)	1,014,146	10,628,250
Twist Bioscience Corp.	970,140	25,039,313
Ultragenyx Pharmaceutical, Inc. (a)	1,062,037	58,337,692
uniQure B.V. (a)	296,462	17,583,161
United Therapeutics Corp. (a)	59,725	5,015,108
UNITY Biotechnology, Inc.	51,400	419,424
Vanda Pharmaceuticals, Inc. (a)	566,592	8,317,571
Verastem, Inc. (a)(b)	2,671,779	3,526,748
Vertex Pharmaceuticals, Inc. (a)	1,680,452	279,257,513
Viking Therapeutics, Inc. (a)(b)	637,500	4,902,375
Voyager Therapeutics, Inc. (a)	559,529	12,203,327
X4 Pharmaceuticals, Inc. (a)(b)(c)	900,000	13,833,000
X4 Pharmaceuticals, Inc. warrants 4/12/24 (a)	450,000	3,390,322
Xencor, Inc. (a)	1,349,543	41,619,906
Y-mAbs Therapeutics, Inc.	1,265,742	25,783,165
Zafgen, Inc. (a)	901,146	1,649,097
Zealand Pharma A/S (a)	205,144	4,213,543
Zymeworks, Inc. (a)	603,095	11,464,836
		5,865,674,371
Capital Markets - 0.1%
Asset Management & Custody Banks - 0.1%
Arix Bioscience PLC (a)(d)	2,049,700	3,861,086
Health Care Equipment & Supplies - 0.7%
Health Care Equipment - 0.7%
Novocure Ltd. (a)	151,089	8,025,848
Novocure Ltd. (a)(d)	701,713	37,274,995
		45,300,843
Health Care Providers & Services - 0.3%
Health Care Services - 0.3%
G1 Therapeutics, Inc. (a)	789,800	16,554,208
OptiNose, Inc. (a)	162,115	1,230,453
Precipio, Inc. (a)(f)	525	2,861
		17,787,522
Life Sciences Tools & Services - 0.1%
Life Sciences Tools & Services - 0.1%
Evotec OAI AG (a)	159,200	3,850,459
Personal Products - 0.0%
Personal Products - 0.0%
MYOS Corp. (a)	33,334	40,001
Pharmaceuticals - 8.5%
Pharmaceuticals - 8.5%
Adimab LLC (a)(e)(f)(g)	1,954,526	87,210,950
Aerie Pharmaceuticals, Inc. (a)	533,125	19,416,413
Afferent Pharmaceuticals, Inc. rights 12/31/24 (a)(e)	8,274,568	12,329,106
Aradigm Corp. (a)	148,009	29,602
Aradigm Corp. (a)	11,945	2,389
Arvinas Holding Co. LLC (a)	611,000	12,782,120
BioXcel Therapeutics, Inc. (a)	706,789	7,555,574
Chiasma, Inc. (a)	1,553,299	11,028,423
Chiasma, Inc. warrants 12/16/24 (a)	382,683	1,097,727
Corcept Therapeutics, Inc. (a)(b)	764,795	7,479,695
Cyclerion Therapeutics, Inc. (a)	436,725	6,092,314
Cyclerion Therapeutics, Inc. (f)	94,809	1,322,586
Dermira, Inc. (a)(b)	241,622	2,256,749
Dova Pharmaceuticals, Inc. (a)(b)	1,028,720	9,073,310
GW Pharmaceuticals PLC ADR (a)(b)	28,600	4,954,664
Hookipa Pharma, Inc.	300,000	2,574,000
Horizon Pharma PLC (a)	1,091,319	26,006,132
Idorsia Ltd. (a)(b)	432,921	9,642,086
InflaRx NV (a)	250,500	9,015,495
Intra-Cellular Therapies, Inc. (a)	544,748	7,076,277
Melinta Therapeutics, Inc. (a)(b)	145,068	308,995
Milestone Pharmaceuticals, Inc.	239,600	4,959,720
MyoKardia, Inc. (a)	1,059,701	49,360,873
Nektar Therapeutics (a)	576,951	18,070,105
NeurogesX, Inc. (a)(e)	2,550,000	26
NGM Biopharmaceuticals, Inc.	288,200	4,075,148
ObsEva SA (a)	1,373,362	17,318,095
Ocular Therapeutix, Inc. (a)(b)	678,920	1,968,868
Odonate Therapeutics, Inc. (a)(b)	305,194	6,558,619
Reata Pharmaceuticals, Inc. (a)	51,297	4,374,095
RedHill Biopharma Ltd. sponsored ADR (a)	93,300	691,353
resTORbio, Inc. (a)	307,512	2,217,162
Rhythm Pharmaceuticals, Inc. (a)	660,818	16,646,005
RPI International Holdings LP (a)(e)(f)	54,958	8,387,690
Spero Therapeutics, Inc. (a)	240,752	2,710,868
Stemcentrx, Inc. rights 12/31/21 (a)(e)	876,163	1,068,919
Sutro Biopharma, Inc. (a)	400,000	4,580,000
The Medicines Company (a)(b)	977,308	34,841,030
TherapeuticsMD, Inc. (a)(b)	3,510,042	10,740,729
Theravance Biopharma, Inc. (a)	354,600	5,893,452
Trevi Therapeutics, Inc.	792,700	7,919,073
Tricida, Inc.	819,265	30,099,796
Turning Point Therapeutics, Inc. (b)	239,629	8,343,882
UroGen Pharma Ltd. (a)(b)	588,203	20,034,194
Urovant Sciences Ltd. (a)(b)(c)	1,710,836	13,173,437
Verrica Pharmaceuticals, Inc. (a)(b)	621,800	4,433,434
WAVE Life Sciences (a)(b)	322,412	7,392,907
Xeris Pharmaceuticals, Inc.	387,931	4,255,603
Zogenix, Inc. (a)	970,021	36,560,091
		563,929,781
TOTAL COMMON STOCKS
(Cost $4,896,091,547)		6,500,444,063

Preferred Stocks - 0.7%
Convertible Preferred Stocks - 0.6%
Biotechnology - 0.4%
Biotechnology - 0.4%
23andMe, Inc. Series E (a)(e)(f)	1,505,457	18,652,612
Immunocore Ltd. Series A (a)(e)(f)	73,318	9,024,520
		27,677,132
Health Care Technology - 0.2%
Health Care Technology - 0.2%
Codiak Biosciences, Inc.:
Series A 8.00% (a)(e)(f)	856,366	3,108,609
Series B 8.00% (a)(e)(f)	2,783,187	10,102,969
		13,211,578
Pharmaceuticals - 0.0%
Pharmaceuticals - 0.0%
Afferent Pharmaceuticals, Inc. Series C (a)(e)(f)	8,274,568	83

TOTAL CONVERTIBLE PREFERRED STOCKS		40,888,793

Nonconvertible Preferred Stocks - 0.1%
Biotechnology - 0.1%
Biotechnology - 0.1%
Yumanity Holdings LLC Class A (a)(e)(f)	588,700	3,879,533
TOTAL PREFERRED STOCKS
(Cost $43,281,686)		44,768,326

Money Market Funds - 7.9%
Fidelity Cash Central Fund 2.41% (h)	49,730,029	49,739,975
Fidelity Securities Lending Cash Central Fund 2.42% (h)(i)	474,696,804	474,744,274
TOTAL MONEY MARKET FUNDS
(Cost $524,446,472)		524,484,249
TOTAL INVESTMENT IN SECURITIES - 107.0%
(Cost $5,463,819,705)		7,069,696,638
NET OTHER ASSETS (LIABILITIES) - (7.0)%		(459,945,330)
NET ASSETS - 100%		$6,609,751,308

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $62,108,098 or 0.9% of net assets.

 (e) Level 3 security

 (f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $141,692,413 or 2.1% of net assets.

 (g) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
23andMe, Inc. Series E	6/18/15	$16,299,991
Adimab LLC	9/17/14 - 6/5/15	$31,814,048
Afferent Pharmaceuticals, Inc. Series C	7/1/15	$0
Codiak Biosciences, Inc. Series A 8.00%	11/12/15	$856,366
Codiak Biosciences, Inc. Series B 8.00%	11/12/15	$8,349,561
Cyclerion Therapeutics, Inc.	4/2/19	$1,404,026
Immunocore Ltd. Series A	7/27/15	$13,796,921
Precipio, Inc.	2/3/12	$2,828,200
RPI International Holdings LP	5/21/15	$6,479,548
Yumanity Holdings LLC Class A	2/8/16	$3,978,847

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$488,861
Fidelity Securities Lending Cash Central Fund	807,583
Total	$1,296,444

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Aldeyra Therapeutics, Inc.	$15,316,715	$--	$1,427,194	$--	$(1,046,431)	$(884,431)	$11,958,659
Allena Pharmaceuticals, Inc.	302,085	--	69,877	--	(98,123)	(15,023)	119,062
Allena Pharmaceuticals, Inc.	10,450,538	--	--	--	--	(4,675,240)	5,775,298
BioXcel Therapeutics, Inc.	7,133,758	--	1,390,434	--	(88,583)	1,900,833	--
Chiasma, Inc.	6,554,922	--	--	--	--	4,473,501	--
Geron Corp.	22,683,801	--	--	--	--	(155,368)	22,528,433
Krystal Biotech, Inc.	27,623,544	--	13,662,105	--	6,508,065	5,294,770	25,764,274
Kura Oncology, Inc.	29,861,469	--	9,417,571	--	(2,521,237)	3,291,432	--
La Jolla Pharmaceutical Co.	6,781,849	1,074,435	--	--	--	(517,319)	7,338,965
Minerva Neurosciences, Inc.	22,014,584	--	4,203,736	--	(818,315)	(5,433,554)	11,558,979
Miragen Therapeutics, Inc.	8,088,237	--	--	--	--	(1,242,122)	6,846,115
Scholar Rock Holding Corp.	28,051,905	--	--	--	--	(421,833)	27,630,072
Seres Therapeutics, Inc.	14,224,512	--	4,512,085	--	(23,135,722)	18,995,150	--
Urovant Sciences Ltd.	16,285,606	4,174,942	--	--	--	(7,287,111)	13,173,437
X4 Pharmaceuticals, Inc.	--	9,900,000	--	--	--	3,933,000	13,833,000
Total	$215,373,525	$15,149,377	$34,683,002	$--	$(21,200,346)	$17,256,685	$146,526,294

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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